Right of use assets and lease liabilities - Lease liabilities split (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities [Line items]
Total	€ 3,591	€ 3,640
Consolidated entity
Lease liabilities [Line items]
Non-current lease liabilities	2,737	2,844
Current lease liabilities	582	473
Total	€ 3,319	€ 3,317	€ 1,075